Remuneration and other benefits paid to the Bank’s directors and senior managers - Remuneration by Director - Multiannual (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)
Remuneration of key personnel
Number of years of compensation subject to conditions of continued service	3 years	3 years	3 years
Mr. Sergio Rial | Banco Santander (Brasil) S.A.
Remuneration of key personnel
Base salary	€ 2,175,000	R$ 12,645
Other fixed benefits	7,000	39
Pensions	867,000	5,041
Variable remuneration	5,201,000	30,240
Total	8,250,000	47,965
Mr. Alvaro Cardoso De Souza | Banco Santander (Brasil) S.A.
Remuneration of key personnel
Compensation received as a non-executive director	335,000	R$ 1,947
Mr. Luis Isasi | Santander Spain
Remuneration of key personnel
Compensation received as a non-executive director	740,000
Ms. Homaira Akbari | Santander Consumer USA
Remuneration of key personnel
Compensation received as a non-executive director	156,000		$ 190
Ms. Homaira Akbari | PagoNxt
Remuneration of key personnel
Compensation received as a non-executive director	17,200
Mr. Henrique Cardoso | PagoNxt
Remuneration of key personnel
Compensation received as a non-executive director	17,200
Mr. Marty Chavez | PagoNxt
Remuneration of key personnel
Compensation received as a non-executive director	€ 17,200
Deferred variable compensation plan linked to multiannual objectives
Remuneration of key personnel
Fair value of plan, initial achievement (as a percent)	70.00%	70.00%	70.00%
Deferred variable compensation plan linked to multiannual objectives | Minimum
Remuneration of key personnel
Reasonable initial achievement ratio (as a percent)	60.00%	60.00%	60.00%
Deferred variable compensation plan linked to multiannual objectives | Maximum
Remuneration of key personnel
Reasonable initial achievement ratio (as a percent)	80.00%	80.00%	80.00%
Deferred variable compensation plan linked to multiannual objectives | Directors
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	€ 324,000
Variable compensation subject to Long-term objectives, in shares	324,000
Total	648,000			€ 3,242,000
Deferred variable compensation plan linked to multiannual objectives | Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	210,000
Variable compensation subject to Long-term objectives, in shares	210,000
Total	420,000			1,642,000
Deferred variable compensation plan linked to multiannual objectives | Directors | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	114,000
Variable compensation subject to Long-term objectives, in shares	114,000
Total	228,000			1,096,000
Deferred variable compensation plan linked to multiannual objectives | Directors | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	0
Variable compensation subject to Long-term objectives, in shares	0
Total	€ 0			€ 504,000